Equity Investment in OCHL (Details Textual) - USD ($)		8 Months Ended	12 Months Ended
	Apr. 28, 2014	Nov. 24, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Mar. 31, 2015
Equity Investment in OCHL (Textuals)
Percentage of equity method ownership					4.02%
Equity method investment		$ 5,022,347		$ 4,889,515		$ 4,478,962
Due to affiliate				213,331
Gain (Loss) on Sale of Investments			$ (2,790,073)
Sale of equity investment		$ 2,182,274
Loss on impairment of note receivable			$ 213,331
JJAT Corp. [Member]
Equity Investment in OCHL (Textuals)
Number of shares issued	19,333,333
Equity method investment	$ 4,200,000
Obar Camden Holdings Limited [Member]
Equity Investment in OCHL (Textuals)
Percentage of equity method ownership	50.00%
Equity method investment aggregate cost	$ 494,750